Client Name:
Client Project Name:	BRAVO 2024-NQM5
Start - End Dates:	12/6/2023 - 5/17/2024
Deal Loan Count:	414

Conditions Report 2.0

Loans in Report:	414
Loans with Conditions:	227

0 - Total Active Conditions

283 - Total Satisfied Conditions

138 - Credit Review Scope
8 - Category: Application
18 - Category: Assets
5 - Category: Credit/Mtg History
7 - Category: DTI
39 - Category: Income/Employment
35 - Category: Insurance
15 - Category: Legal Documents
5 - Category: Terms/Guidelines
6 - Category: Title
63 - Property Valuations Review Scope
41 - Category: Appraisal
19 - Category: FEMA
2 - Category: Property
1 - Category: Value
82 - Compliance Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
26 - Category: Compliance Manual
10 - Category: Documentation
3 - Category: Federal Higher-Priced
1 - Category: State Consumer Protection
37 - Category: TILA/RESPA Integrated Disclosure
184 - Total Waived Conditions

165 - Credit Review Scope
1 - Category: Application
9 - Category: Assets
55 - Category: Credit/Mtg History
3 - Category: DTI
8 - Category: Income/Employment
5 - Category: Insurance
23 - Category: LTV/CLTV
61 - Category: Terms/Guidelines
15 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
12 - Category: Property
4 - Compliance Review Scope
1 - Category: Borrower's Interest
1 - Category: Repayment Ability
1 - Category: RESPA
1 - Category: TILA/RESPA Integrated Disclosure

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